Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Sales	£ 23,515	£ 22,448	£ 19,153
Net sales
At budgeted exchange rates	15,939	15,411	13,483
Acquisitions and disposals	182	75	35
SC&P allocation	0	0	0
Retranslation to actual exchange rates	817	(223)	(785)
Hyper Related Adjustment In Respect Of Net Sales	175	189
Net sales	17,113	15,452	12,733
Operating profit/(loss)
At budgeted exchange rates	4,919	4,773	4,160
Acquisitions and disposals	(5)	(27)	(21)
SC&P allocation	0	0	0
Fair value remeasurements	113
Fair value remeasurement of contingent consideration			(36)
Fair value remeasurements		60
Retranslation to actual exchange rates	204	(19)	(357)
Hyperinflation	23	10
Operating profit/(loss) before exceptional items	5,254	4,797	3,746
Exceptional operating items	(622)	(388)	(15)
Operating profit/(loss)	4,632	4,409	3,731
Non-operating items	328	(17)	14
Net finance charges	(594)	(422)	(373)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	370	417	334
Profit before taxation	£ 4,736	4,387	3,706
Annual net sales occur in the last four months	38.00%
Moet Hennessy
Net sales
Net sales	£ 6,003	5,553	4,819
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	379	425
Operating segments
Disclosure of operating segments [line items]
Sales	23,427	22,394	19,133
Net sales
At budgeted exchange rates	15,852	15,356	13,463
Acquisitions and disposals	182	75	35
SC&P allocation	0	0	0
Retranslation to actual exchange rates	816	(222)	(785)
Hyper Related Adjustment In Respect Of Net Sales	175	189
Net sales	17,025	15,398	12,713
Operating profit/(loss)
At budgeted exchange rates	5,211	5,029	4,378
Acquisitions and disposals	1	(27)	(21)
SC&P allocation	0	0	0
Fair value remeasurements	113
Fair value remeasurement of contingent consideration			(36)
Fair value remeasurements		60
Retranslation to actual exchange rates	232	(37)	(367)
Hyperinflation	23	10
Operating profit/(loss) before exceptional items	5,580	5,035	3,954
Exceptional operating items	(622)	(388)	(15)
Operating profit/(loss)	4,958	4,647	3,939
Operating segments | North America
Disclosure of operating segments [line items]
Sales	7,382	6,682	5,803
Net sales
At budgeted exchange rates	6,052	5,955	5,527
Acquisitions and disposals	20	34	28
SC&P allocation	8	9	9
Retranslation to actual exchange rates	678	97	(355)
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	6,758	6,095	5,209
Operating profit/(loss)
At budgeted exchange rates	2,337	2,388	2,469
Acquisitions and disposals	(18)	(28)	(18)
SC&P allocation	3	(1)	(30)
Fair value remeasurements	87
Fair value remeasurement of contingent consideration			(9)
Fair value remeasurements		32
Retranslation to actual exchange rates	280	63	(175)
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	2,689	2,454	2,237
Exceptional operating items	(97)	(1)	0
Operating profit/(loss)	2,592	2,453	2,237
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	5,996	5,740	4,795
Net sales
At budgeted exchange rates	3,377	3,258	2,579
Acquisitions and disposals	20	23	2
SC&P allocation	38	46	45
Retranslation to actual exchange rates	(41)	(304)	(68)
Hyper Related Adjustment In Respect Of Net Sales	175	189
Net sales	3,569	3,212	2,558
Operating profit/(loss)
At budgeted exchange rates	1,076	1,086	728
Acquisitions and disposals	(13)	11	(3)
SC&P allocation	(24)	(18)	(32)
Fair value remeasurements	25
Fair value remeasurement of contingent consideration			(27)
Fair value remeasurements		36
Retranslation to actual exchange rates	18	(108)	(31)
Hyperinflation	23	10
Operating profit/(loss) before exceptional items	1,105	1,017	635
Exceptional operating items	(8)	(146)	(15)
Operating profit/(loss)	1,097	871	620
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales	5,403	5,624	5,146
Net sales
At budgeted exchange rates	3,084	2,879	2,561
Acquisitions and disposals	35	0	0
SC&P allocation	8	9	9
Retranslation to actual exchange rates	73	(4)	(82)
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	3,200	2,884	2,488
Operating profit/(loss)
At budgeted exchange rates	886	703	628
Acquisitions and disposals	5	0	0
SC&P allocation	(6)	(2)	(5)
Fair value remeasurements	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurements		0
Retranslation to actual exchange rates	20	10	(15)
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	905	711	608
Exceptional operating items	(473)	(241)	0
Operating profit/(loss)	432	470	608
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales	2,260	1,945	1,369
Net sales
At budgeted exchange rates	1,642	1,486	1,176
Acquisitions and disposals	3	3	0
SC&P allocation	9	12	13
Retranslation to actual exchange rates	145	24	(143)
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	1,799	1,525	1,046
Operating profit/(loss)
At budgeted exchange rates	597	528	422
Acquisitions and disposals	0	0	0
SC&P allocation	(3)	0	(27)
Fair value remeasurements	1
Fair value remeasurement of contingent consideration			0
Fair value remeasurements		(8)
Retranslation to actual exchange rates	66	18	(92)
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	661	538	303
Exceptional operating items	0	0	0
Operating profit/(loss)	661	538	303
Operating segments | Africa
Disclosure of operating segments [line items]
Sales	2,386	2,403	2,020
Net sales
At budgeted exchange rates	1,631	1,699	1,541
Acquisitions and disposals	104	15	5
SC&P allocation	3	3	3
Retranslation to actual exchange rates	(39)	(35)	(137)
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	1,699	1,682	1,412
Operating profit/(loss)
At budgeted exchange rates	347	346	228
Acquisitions and disposals	27	(10)	0
SC&P allocation	(2)	(1)	(3)
Fair value remeasurements	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurements		0
Retranslation to actual exchange rates	(152)	(20)	(54)
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	220	315	171
Exceptional operating items	(44)	0	0
Operating profit/(loss)	176	315	171
Operating segments | SC&P
Disclosure of operating segments [line items]
Sales	3,073	2,010	1,537
Net sales
At budgeted exchange rates	2,942	2,095	1,627
Acquisitions and disposals	0	0	0
SC&P allocation	(66)	(79)	(79)
Retranslation to actual exchange rates	197	(6)	(11)
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	3,073	2,010	1,537
Operating profit/(loss)
At budgeted exchange rates	(32)	(22)	(97)
Acquisitions and disposals	0	0	0
SC&P allocation	32	22	97
Fair value remeasurements	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurements		0
Retranslation to actual exchange rates	0	0	0
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	0	0	0
Exceptional operating items	0	0	0
Operating profit/(loss)	0	0	0
Elimination of intersegment sales
Disclosure of operating segments [line items]
Sales	(3,073)	(2,010)	(1,537)
Net sales
At budgeted exchange rates	(2,876)	(2,016)	(1,548)
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Retranslation to actual exchange rates	(197)	6	11
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	(3,073)	(2,010)	(1,537)
Corporate and other
Disclosure of operating segments [line items]
Sales	88	54	20
Net sales
At budgeted exchange rates	87	55	20
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Retranslation to actual exchange rates	1	(1)	0
Hyper Related Adjustment In Respect Of Net Sales	0	0
Net sales	88	54	20
Operating profit/(loss)
At budgeted exchange rates	(292)	(256)	(218)
Acquisitions and disposals	(6)	0	0
SC&P allocation	0	0	0
Fair value remeasurements	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurements		0
Retranslation to actual exchange rates	(28)	18	10
Hyperinflation	0	0
Operating profit/(loss) before exceptional items	(326)	(238)	(208)
Exceptional operating items	0	0	0
Operating profit/(loss)	£ (326)	£ (238)	£ (208)